Property, Plant and Equipment Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Years		Dec. 31, 2010
Property Plant And Equipment Line Items
Property, plant and equipment	$ 2,638,013	[1]	$ 2,239,808	[1]
Accumulated depreciation	585,789	[1]	486,046	[1]
Net property, plant and equipment	2,052,224	[1]	1,753,762	[1]
Land Member
Property Plant And Equipment Line Items
Property, plant and equipment	364		364
Gathering systems
Property Plant And Equipment Line Items
Property, plant and equipment	2,437,152		2,102,219
Estimated useful life, range start	5
Estimated useful life, range end	47
Pipelines And Equipment [Member]
Property Plant And Equipment Line Items
Property, plant and equipment	90,883		89,778
Estimated useful life, range start	15
Estimated useful life, range end	45
Asset Under Construction Member
Property Plant And Equipment Line Items
Property, plant and equipment	104,687		44,388
Other
Property Plant And Equipment Line Items
Property, plant and equipment	$ 4,927		$ 3,059
Estimated useful life, range start	3
Estimated useful life, range end	25

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.